Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities, Current [Abstract]
Current portion of obligations under operating leases, related party amount	$ 685	$ 661
Long-term liabilities
Long-term debt, related party amount	209,700	60,000
Obligation under operating lease, related party amount	$ 2,355	$ 3,142
Equity
Share capital, shares issued (in shares)	203,530,979	197,692,321
Share capital, shares outstanding (in shares)	203,530,979	197,692,321
Ordinary shares par value (in dollars per share)	$ 1.00	$ 1.00